Leases	6 Months Ended
Jun. 30, 2025
Lessee Disclosure [Abstract]
Leases	Leases
The components of lease cost were as follows:

	Six Months Ended June 30,
	2024	2025
Operating lease costs	3,522	3,068
Short-term lease costs	212	68
Total	3,734	3,136

The lease cost was allocated as follows:

	Six Months Ended June 30,
	2024	2025
Research and development expenses	1,658	1,549
Selling, general and administrative expenses	2,076	1,587
Total	3,734	3,136

The operating lease right-of-use assets and the amortization were as follows:

	As of December 31,	As of June 30,
	2024	2025
Operating lease right-of-use assets	25,901	25,514
Less: accumulated amortization	(7,695)	(8,903)
Total	18,206	16,611

	As of December 31,	As of June 30,
	2024	2025
Weighted average remaining lease term (years):
Operating leases	5.59	5.54

Weighted average discount rate:
Operating leases	8.06%	8.31%

Supplemental cash flow information related to operating leases was as follows:

	Six Months Ended June 30,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	2,421	2,386

Right-of-use assets obtained in exchange for lease obligations
Operating leases	243	6